Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0	$ 0
Transfer from Level 2 to 1 of financial assets	0	0
Transfer from Level 1 to 2 of financial liabilities	0	0
Transfer from Level 2 to 1 of financial liabilities	0	0
Transfers Into Level 3 of financial assets	0	0
Transfers Out of Level 3 of financial assets	0	0
Transfers Into Level 3 of financial liabilities	0	0
Transfers Out of Level 3 of financial liabilities	0	0
Recurring Basis
Fair value measurements
Financial assets, at fair value	282,600,000	282,600,000	$ 285,000,000.0
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	263,000,000.0	263,000,000.0	241,800,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	15,100,000	15,100,000	13,800,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	4,500,000	4,500,000	29,400,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	267,500,000	267,500,000	246,400,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	263,000,000.0	263,000,000.0	241,800,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	4,500,000	4,500,000	4,600,000
Skeena Convertible Debenture [Member] | Recurring Basis
Fair value measurements
Financial assets, at fair value			24,800,000
Skeena Convertible Debenture [Member] | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value			24,800,000
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	10,500,000	10,500,000	8,100,000
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	10,500,000	10,500,000	8,100,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	4,600,000	4,600,000	5,700,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 4,600,000	$ 4,600,000	$ 5,700,000